Property and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 3,463	$ 3,326
Less: accumulated depreciation and amortization	(2,197)	(1,884)
Total Property and Equipment, Net	1,266	1,442
Discontinued Operations
Property, Plant and Equipment [Line Items]
Total Property and Equipment, Net	202	231
Continuing Operations
Property, Plant and Equipment [Line Items]
Total Property and Equipment, Net	1,064	1,211
Computer and office equipment
Property, Plant and Equipment [Line Items]
Total	2,119	1,961
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	448	447
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	47	50
Software
Property, Plant and Equipment [Line Items]
Total	$ 849	$ 868